Document and Entity Information	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	Spruce Biosciences, Inc.
Entity Central Index Key	0001683553
Entity Emerging Growth Company	false
Entity File Number	001-39594
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2154263
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 740
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	343-5986
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRB
Security Exchange Name	NASDAQ